UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation the Funds is subject to the CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

Performance

Tax-Managed Growth Fund 1.1	2

Tax-Managed Growth Fund 1.2	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	8

Special Meeting of Shareholders	40

Board of Trustees’ Contract Approval	41

Officers and Trustees	47

Important Notices	48

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/28/1996	03/29/1966	5.91%	24.04%	17.13%	6.88%
Class A with 5.75% Maximum Sales Charge	—	—	–0.19	16.91	15.75	6.25
Class B at NAV	03/28/1996	03/29/1966	5.52	23.11	16.27	6.09
Class B with 5% Maximum Sales Charge	—	—	0.52	18.11	16.05	6.09
Class C at NAV	08/02/1996	03/29/1966	5.53	23.10	16.26	6.08
Class C with 1% Maximum Sales Charge	—	—	4.53	22.10	16.26	6.08
Class I at NAV	07/02/1999	03/29/1966	6.07	24.36	17.40	7.16
S&P 500 Index	—	—	7.14%	24.61%	18.82%	7.78%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		03/28/1996	03/29/1966	16.62%	15.53%	6.05%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	9.78	12.75	5.05
Class B After Taxes on Distributions		03/28/1996	03/29/1966	18.04	16.00	6.06
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	10.29	12.99	4.90
Class C After Taxes on Distributions		08/02/1996	03/29/1966	21.96	16.15	5.99
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	12.61	13.18	4.90
Class I After Taxes on Distributions		07/02/1999	03/29/1966	23.96	17.10	6.88
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	14.07	14.15	5.81

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			0.83%	1.59%	1.58%	0.59%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Michael A. Allison, CFA and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/28/2001	03/29/1966	5.84%	23.85%	16.94%	6.70%
Class A with 5.75% Maximum Sales Charge	—	—	–0.24	16.72	15.56	6.07
Class B at NAV	02/28/2001	03/29/1966	5.46	22.87	16.05	5.90
Class B with 5% Maximum Sales Charge	—	—	0.46	17.87	15.83	5.90
Class C at NAV	02/28/2001	03/29/1966	5.47	22.90	16.08	5.91
Class C with 1% Maximum Sales Charge	—	—	4.47	21.90	16.08	5.91
Class I at NAV	02/28/2001	03/29/1966	5.96	24.15	17.22	6.98
S&P 500 Index	—	—	7.14%	24.61%	18.82%	7.78%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions		02/28/2001	03/29/1966	16.47%	15.36%	5.90%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	9.64	12.59	4.89
Class B After Taxes on Distributions		02/28/2001	03/29/1966	17.85	15.81	5.88
Class B After Taxes on Distributions and Sale of Fund Shares		—	—	10.12	12.80	4.75
Class C After Taxes on Distributions		02/28/2001	03/29/1966	21.84	16.01	5.86
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	12.45	13.02	4.76
Class I After Taxes on Distributions		02/28/2001	03/29/1966	23.83	16.97	6.76
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	13.91	14.00	5.66

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.00%	1.75%	1.75%	0.75%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

3

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	2.8%

Intel Corp.	2.7

United Technologies Corp.	2.4

Exxon Mobil Corp.	2.3

QUALCOMM, Inc.	2.2

Walt Disney Co. (The)	2.1

NIKE, Inc., Class B	1.8

Oracle Corp.	1.8

Johnson & Johnson	1.8

JPMorgan Chase & Co.	1.8

21.7%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Growth Fund 1.1

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,059.10	$4.29	0.84%
Class B	$1,000.00	$1,055.20	$8.10	1.59%
Class C	$1,000.00	$1,055.30	$8.10	1.59%
Class I	$1,000.00	$1,060.70	$3.01	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.21	0.84%
Class B	$1,000.00	$1,016.90	$7.95	1.59%
Class C	$1,000.00	$1,016.90	$7.95	1.59%
Class I	$1,000.00	$1,021.90	$2.96	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

6

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Fund Expenses — continued

Eaton Vance Tax-Managed Growth Fund 1.2

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,058.40	$5.10	1.00%
Class B	$1,000.00	$1,054.60	$8.91	1.75%
Class C	$1,000.00	$1,054.70	$8.92	1.75%
Class I	$1,000.00	$1,059.60	$3.83	0.75%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	1.00%
Class B	$1,000.00	$1,016.10	$8.75	1.75%
Class C	$1,000.00	$1,016.10	$8.75	1.75%
Class I	$1,000.00	$1,021.10	$3.76	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

7

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Statements of Assets and Liabilities (Unaudited)

	June 30, 2014
Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Investment in Tax-Managed Growth Portfolio, at value (identified cost, $579,688,584 and $262,826,917, respectively)	$1,395,032,088	$577,255,728
Receivable for Fund shares sold	1,086,409	304,188
Total assets	$1,396,118,497	$577,559,916

Liabilities
Payable for Fund shares redeemed	$1,767,894	$789,445
Payable to affiliates:
Administration fee	—	70,538
Distribution and service fees	450,148	212,959
Trustees’ fees	125	125
Accrued expenses	205,520	75,540
Total liabilities	$2,423,687	$1,148,607
Net Assets	$1,393,694,810	$576,411,309

Sources of Net Assets
Paid-in capital	$686,411,957	$351,010,691
Accumulated net realized loss from Portfolio	(115,163,759)	(91,366,177)
Accumulated undistributed net investment income	7,103,108	2,337,984
Net unrealized appreciation from Portfolio	815,343,504	314,428,811
Total	$1,393,694,810	$576,411,309

Class A Shares
Net Assets	$1,071,097,174	$365,308,513
Shares Outstanding	28,890,257	21,916,866
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$37.07	$16.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$39.33	$17.69

Class B Shares
Net Assets	$8,554,636	$6,710,921
Shares Outstanding	236,614	408,595
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$36.15	$16.42

Class C Shares
Net Assets	$274,404,083	$162,245,887
Shares Outstanding	8,220,669	10,010,873
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$33.38	$16.21

Class I Shares
Net Assets	$39,638,917	$42,145,988
Shares Outstanding	1,139,734	2,521,831
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$34.78	$16.71

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Statements of Operations (Unaudited)

	Six Months Ended June 30, 2014
Investment Income	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
Dividends allocated from Portfolio (net of foreign taxes, $156,067 and $64,277, respectively)	$13,604,626	$5,590,901
Interest allocated from Portfolio	12,862	5,286
Expenses allocated from Portfolio	(3,214,395)	(1,321,190)
Total investment income	$10,403,093	$4,274,997

Expenses
Administration fee	$—	$412,325
Distribution and service fees
Class A	1,286,837	437,302
Class B	44,819	36,578
Class C	1,319,017	778,855
Trustees’ fees and expenses	250	250
Custodian fee	31,752	20,832
Transfer and dividend disbursing agent fees	432,861	180,159
Professional fees	20,421	14,575
Printing and postage	83,478	37,166
Registration fees	45,453	34,899
Miscellaneous	118,167	37,926
Total expenses	$3,383,055	$1,990,867

Net investment income	$7,020,038	$2,284,130

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions(1)	$42,314,215	$15,533,276
Foreign currency transactions	199	78
Net realized gain	$42,314,414	$15,533,354
Change in unrealized appreciation (depreciation) —
Investments	$27,956,412	$13,612,466
Foreign currency	195	81
Net change in unrealized appreciation (depreciation)	$27,956,607	$13,612,547

Net realized and unrealized gain	$70,271,021	$29,145,901

Net increase in net assets from operations	$77,291,059	$31,430,031

(1)	Includes $42,293,849 and $15,524,932, respectively, of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Statements of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2014
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$7,020,038	$2,284,130
Net realized gain from investment and foreign currency transactions	42,314,414	15,533,354
Net change in unrealized appreciation (depreciation) from investments and foreign currency	27,956,607	13,612,547
Net increase in net assets from operations	$77,291,059	$31,430,031
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,342,424	$8,471,340
Class B	28,933	—
Class C	704,948	3,311,874
Class I	48,504,751	17,971,609
Cost of shares redeemed
Class A	(41,892,274)	(17,681,435)
Class B	(443,453)	(463,796)
Class C	(10,400,860)	(7,523,429)
Class I	(51,665,554)	(14,898,477)
Net asset value of shares exchanged
Class A	1,367,318	1,239,861
Class B	(1,367,318)	(1,239,861)
Net decrease in net assets from Fund share transactions	$(51,821,085)	$(10,812,314)

Net increase in net assets	$25,469,974	$20,617,717

Net Assets
At beginning of period	$1,368,224,836	$555,793,592
At end of period	$1,393,694,810	$576,411,309

Accumulated undistributed net investment income included in net assets
At end of period	$7,103,108	$2,337,984

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Statements of Changes in Net Assets — continued

	Year Ended December 31, 2013
Increase (Decrease) in Net Assets	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2
From operations —
Net investment income	$12,369,611	$3,819,360
Net realized gain from investment and foreign currency transactions	90,269,280	23,837,822
Net change in unrealized appreciation (depreciation) from investments and foreign currency	239,341,146	108,285,691
Net increase in net assets from operations	$341,980,037	$135,942,873
Distributions to shareholders —
From net investment income
Class A	$(10,663,604)	$(3,063,582)
Class B	(21,740)	(3,596)
Class C	(1,294,391)	(361,443)
Class I	(449,675)	(380,969)
Total distributions to shareholders	$(12,429,410)	$(3,809,590)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,941,705	$16,202,355
Class B	252,989	113,007
Class C	2,181,057	7,163,082
Class I	98,259,752	36,719,934
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	9,147,833	2,767,802
Class B	19,959	3,171
Class C	1,046,903	298,993
Class I	231,613	331,341
Cost of shares redeemed
Class A	(88,084,538)	(36,009,006)
Class B	(1,180,695)	(1,097,368)
Class C	(20,983,629)	(16,501,898)
Class I	(102,568,528)	(36,034,745)
Class S	(6,986)	—
Net asset value of shares exchanged
Class A	3,928,743	3,125,400
Class B	(3,928,743)	(3,125,400)
Net asset value of shares merged*
Class I	10,885,890	—
Class S	(10,885,890)	—
Net decrease in net assets from Fund share transactions	$(95,742,565)	$(26,043,332)

Net increase in net assets	$233,808,062	$106,089,951

Net Assets
At beginning of year	$1,134,416,774	$449,703,641
At end of year	$1,368,224,836	$555,793,592

Accumulated undistributed net investment income included in net assets
At end of year	$83,070	$53,854

*	At the close of business on December 6, 2013, Class S shares were merged into Class I shares.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights

	Tax-Managed Growth Fund 1.1 — Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$35.000		$26.810	$23.630	$23.820	$21.400		$17.660

Income (Loss) From Operations
Net investment income(1)	$0.209		$0.354	$0.366	$0.275	$0.226		$0.260
Net realized and unrealized gain (loss)	1.861		8.195	3.195	(0.176)	2.433		3.768

Total income from operations	$2.070		$8.549	$3.561	$0.099	$2.659		$4.028

Less Distributions
From net investment income	$—		$(0.359)	$(0.381)	$(0.289)	$(0.239)		$(0.285)
Tax return of capital	—		—	—	—	—		(0.003)

Total distributions	$—		$(0.359)	$(0.381)	$(0.289)	$(0.239)		$(0.288)

Net asset value — End of period	$37.070		$35.000	$26.810	$23.630	$23.820		$21.400

Total Return(2)	5.91	%(3)	31.92%	15.05%	0.42%	12.43%		22.79%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,071,097		$1,048,081	$863,387	$864,789	$1,000,249		$1,036,371
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.84	%(6)	0.83%	0.86%	0.86%	0.87%		0.91%
Net investment income	1.20	%(6)	1.14%	1.40%	1.15%	1.04%		1.42%
Portfolio Turnover of the Portfolio	3	%(3)	3%	2%	2%	2%		3%
Portfolio Turnover of the Fund	—		—	—	—	8	%(7)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$34.260		$26.220	$23.070	$23.190	$20.790		$17.100

Income (Loss) From Operations
Net investment income(1)	$0.076		$0.117	$0.156	$0.087	$0.059		$0.127
Net realized and unrealized gain (loss)	1.814		7.997	3.118	(0.163)	2.352		3.617

Total income (loss) from operations	$1.890		$8.114	$3.274	$(0.076)	$2.411		$3.744

Less Distributions
From net investment income	$—		$(0.074)	$(0.124)	$(0.044)	$(0.011)		$(0.054)
Tax return of capital	—		—	—	—	—		(0.000	)(2)

Total distributions	$—		$(0.074)	$(0.124)	$(0.044)	$(0.011)		$(0.054)

Net asset value — End of period	$36.150		$34.260	$26.220	$23.070	$23.190		$20.790

Total Return(3)	5.52	%(4)	30.95%	14.18%	(0.33)%	11.60%		21.89%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,555		$9,872	$11,825	$18,835	$32,084		$52,538
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.59	%(7)	1.59%	1.61%	1.61%	1.62%		1.67%
Net investment income	0.44	%(7)	0.39%	0.62%	0.37%	0.28%		0.73%
Portfolio Turnover of the Portfolio	3	%(4)	3%	2%	2%	2%		3%
Portfolio Turnover of the Fund	—		—	—	—	8	%(8)	—

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$31.630		$24.270	$21.430	$21.630	$19.450		$16.080

Income (Loss) From Operations
Net investment income(1)	$0.070		$0.110	$0.154	$0.086	$0.057		$0.112
Net realized and unrealized gain (loss)	1.680		7.402	2.889	(0.167)	2.205		3.412

Total income (loss) from operations	$1.750		$7.512	$3.043	$(0.081)	$2.262		$3.524

Less Distributions
From net investment income	$—		$(0.152)	$(0.203)	$(0.119)	$(0.082)		$(0.153)
Tax return of capital	—		—	—	—	—		(0.001)

Total distributions	$—		$(0.152)	$(0.203)	$(0.119)	$(0.082)		$(0.154)

Net asset value — End of period	$33.380		$31.630	$24.270	$21.430	$21.630		$19.450

Total Return(2)	5.53	%(3)	30.97%	14.19%	(0.37)%	11.63%		21.90%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$274,404		$269,668	$222,682	$227,541	$264,689		$281,787
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.59	%(6)	1.58%	1.61%	1.61%	1.62%		1.66%
Net investment income	0.45	%(6)	0.39%	0.65%	0.39%	0.29%		0.67%
Portfolio Turnover of the Portfolio	3	%(3)	3%	2%	2%	2%		3%
Portfolio Turnover of the Fund	—		—	—	—	8	%(7)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.1 — Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010		2009
Net asset value — Beginning of period	$32.790		$25.130	$22.170	$22.380	$20.160		$16.640

Income (Loss) From Operations
Net investment income(1)	$0.243		$0.416	$0.427	$0.323	$0.239		$0.263
Net realized and unrealized gain (loss)	1.747		7.683	2.982	(0.180)	2.279		3.594

Total income from operations	$1.990		$8.099	$3.409	$0.143	$2.518		$3.857

Less Distributions
From net investment income	$—		$(0.439)	$(0.449)	$(0.353)	$(0.298)		$(0.334)
Tax return of capital	—		—	—	—	—		(0.003)

Total distributions	$—		$(0.439)	$(0.449)	$(0.353)	$(0.298)		$(0.337)

Net asset value — End of period	$34.780		$32.790	$25.130	$22.170	$22.380		$20.160

Total Return(2)	6.07	%(3)	32.27%	15.35%	0.65%	12.49%		23.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$39,639		$40,603	$28,049	$23,857	$12,495		$12,424
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.59	%(6)	0.59%	0.61%	0.61%	0.62%		0.67%
Net investment income	1.48	%(6)	1.42%	1.74%	1.44%	1.17%		1.52%
Portfolio Turnover of the Portfolio	3	%(3)	3%	2%	2%	2%		3%
Portfolio Turnover of the Fund	—		—	—	—	8	%(7)	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio and purchases and sales of securities held directly by the Fund.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$15.750		$12.060	$10.630	$10.720	$9.640	$7.960

Income (Loss) From Operations
Net investment income(1)	$0.082		$0.137	$0.145	$0.104	$0.084	$0.102
Net realized and unrealized gain (loss)	0.838		3.691	1.437	(0.083)	1.088	1.697

Total income from operations	$0.920		$3.828	$1.582	$0.021	$1.172	$1.799

Less Distributions
From net investment income	$—		$(0.138)	$(0.152)	$(0.111)	$(0.092)	$(0.117)
Tax return of capital	—		—	—	—	—	(0.002)

Total distributions	$—		$(0.138)	$(0.152)	$(0.111)	$(0.092)	$(0.119)

Net asset value — End of period	$16.670		$15.750	$12.060	$10.630	$10.720	$9.640

Total Return(2)	5.84	%(3)	31.76%	14.87%	0.20%	12.15%	22.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$365,309		$352,976	$282,750	$278,401	$332,251	$337,780
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.00	%(6)	1.00%	1.03%	1.04%	1.06%	1.09%
Net investment income	1.04	%(6)	0.98%	1.24%	0.96%	0.86%	1.23%
Portfolio Turnover of the Portfolio	3	%(3)	3%	2%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class B
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$15.570		$11.920	$10.470	$10.530	$9.450	$7.780

Income (Loss) From Operations
Net investment income(1)	$0.022		$0.031	$0.049	$0.019	$0.009	$0.042
Net realized and unrealized gain (loss)	0.828		3.626	1.419	(0.079)	1.071	1.648

Total income (loss) from operations	$0.850		$3.657	$1.468	$(0.060)	$1.080	$1.690

Less Distributions
From net investment income	$—		$(0.007)	$(0.018)	$—	$—	$(0.020)
Tax return of capital	—		—	—	—	—	(0.000	)(2)

Total distributions	$—		$(0.007)	$(0.018)	$—	$—	$(0.020)

Net asset value — End of period	$16.420		$15.570	$11.920	$10.470	$10.530	$9.450

Total Return(3)	5.46	%(4)	30.68%	14.02%	(0.57)%	11.43%	21.71%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,711		$8,046	$9,789	$19,064	$39,520	$84,049
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.75	%(7)	1.75%	1.78%	1.80%	1.81%	1.85%
Net investment income	0.29	%(7)	0.22%	0.43%	0.18%	0.10%	0.53%
Portfolio Turnover of the Portfolio	3	%(4)	3%	2%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$15.370		$11.780	$10.390	$10.470	$9.420	$7.780

Income (Loss) From Operations
Net investment income(1)	$0.022		$0.031	$0.055	$0.022	$0.010	$0.039
Net realized and unrealized gain (loss)	0.818		3.594	1.398	(0.075)	1.053	1.653

Total income (loss) from operations	$0.840		$3.625	$1.453	$(0.053)	$1.063	$1.692

Less Distributions
From net investment income	$—		$(0.035)	$(0.063)	$(0.027)	$(0.013)	$(0.051)
Tax return of capital	—		—	—	—	—	(0.001)

Total distributions	$—		$(0.035)	$(0.063)	$(0.027)	$(0.013)	$(0.052)

Net asset value — End of period	$16.210		$15.370	$11.780	$10.390	$10.470	$9.420

Total Return(2)	5.47	%(3)	30.78%	13.98%	(0.50)%	11.28%	21.74%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$162,246		$158,015	$129,144	$130,802	$154,493	$168,916
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.75	%(6)	1.75%	1.78%	1.80%	1.80%	1.84%
Net investment income	0.29	%(6)	0.23%	0.48%	0.21%	0.11%	0.49%
Portfolio Turnover of the Portfolio	3	%(3)	3%	2%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Financial Highlights — continued

	Tax-Managed Growth Fund 1.2 — Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$15.770		$12.080	$10.650	$10.740	$9.660	$7.970

Income (Loss) From Operations
Net investment income(1)	$0.102		$0.174	$0.178	$0.135	$0.103	$0.115
Net realized and unrealized gain (loss)	0.838		3.689	1.435	(0.084)	1.095	1.716

Total income from operations	$0.940		$3.863	$1.613	$0.051	$1.198	$1.831

Less Distributions
From net investment income	$—		$(0.173)	$(0.183)	$(0.141)	$(0.118)	$(0.139)
Tax return of capital	—		—	—	—	—	(0.002)

Total distributions	$—		$(0.173)	$(0.183)	$(0.141)	$(0.118)	$(0.141)

Net asset value — End of period	$16.710		$15.770	$12.080	$10.650	$10.740	$9.660

Total Return(2)	5.96	%(3)	32.01%	15.12%	0.48%	12.40%	22.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,146		$36,757	$28,021	$21,058	$11,701	$9,627
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.75	%(6)	0.75%	0.79%	0.79%	0.80%	0.85%
Net investment income	1.29	%(6)	1.24%	1.51%	1.26%	1.04%	1.38%
Portfolio Turnover of the Portfolio	3	%(3)	3%	2%	2%	2%	3%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

19	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Growth Fund 1.1 (Tax-Managed Growth Fund 1.1) and Eaton Vance Tax-Managed Growth Fund 1.2 (Tax-Managed Growth Fund 1.2) (Each a Fund, and collectively the Funds) are diversified series of the Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund currently offers Class A, Class B, Class C and Class I shares. Tax-Managed Growth Fund 1.1 previously issued Class S shares in a one-time offering. At the close of business on December 6, 2013, the Class S shares were merged into Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Currently, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Tax-Managed Growth Fund 1.1 is closed to new investors. Each class represents a pro-rata interest in each Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of a Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Each Fund typically invests all of its investable assets in interests in Tax-Managed Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Funds. The value of each Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (14.3% and 5.9% for Tax-Managed Growth Fund 1.1 and Tax-Managed Growth Fund 1.2, respectively, at June 30, 2014). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — Each Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Funds, for federal income tax purposes, had capital loss carryforwards and/or deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the deferred capital losses are as follows:

Expiration Date	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

December 31, 2016	$—	$5,627,596
December 31, 2017	—	10,124,862

Total capital loss carryforward	$—	$15,752,458

Deferred capital losses	$5,038,828	$1,664,696

As of June 30, 2014, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

20

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Funds. EVM receives no compensation from Tax-Managed Growth Fund 1.1 for such services and a fee computed at an annual rate of 0.15% of average daily net assets from Tax-Managed Growth Fund 1.2 for such services. For the six months ended June 30, 2014, the administration fee for Tax-Managed Growth Fund 1.2 amounted to $412,325. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended June 30, 2014 were as follows:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

EVM’s Sub-Transfer Agent Fees	$44,469	$13,818
EVD’s Class A Sales Charges	$11,638	$24,264

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Certain officers and Trustees of the Funds and the Portfolio are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution

21

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 for Class A shares amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A Distribution and Service Fees	$1,286,837	$437,302

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Fund. For the six months ended June 30, 2014, the Funds paid or accrued to EVD the following distribution fees:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Distribution Fees	$33,614	$27,434
Class C Distribution Fees	$989,263	$584,141

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to the following:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class B Service Fees	$11,205	$9,144
Class C Service Fees	$329,754	$194,714

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d), and Class B shares of Tax-Managed Growth Fund 1.1 are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended June 30, 2014, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B, and Class C shareholders:

	Tax-Managed Growth Fund 1.1	Tax-Managed Growth Fund 1.2

Class A	$102	$—
Class B	$2,123	$1,136
Class C	$283	$1,303

22

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended June 30, 2014, increases and decreases in each Fund’s investment in the Portfolio aggregated, as follows:

Fund	Increases	Decreases

Tax-Managed Growth Fund 1.1	$1,329	$55,266,798
Tax-Managed Growth Fund 1.2	2,259,862	14,985,699

Decreases in each Fund’s investment in the Portfolio include distributions of common stock as the result of redemptions in-kind, as follows:

Fund	Redemptions in-kind

Tax-Managed Growth Fund 1.1	$44,859,981
Tax-Managed Growth Fund 1.2	10,608,023

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Tax-Managed Growth Fund 1.1
		Six Months Ended June 30, 2014 (Unaudited)
		Class A	Class B	Class C	Class I

Sales		95,124	835	22,253	1,468,199
Redemptions		(1,189,763)	(12,849)	(327,746)	(1,566,717)
Exchange from Class B shares		38,645	—	—	—
Exchange to Class A shares		—	(39,553)	—	—

Net decrease		(1,055,994)	(51,567)	(305,493)	(98,518)

	Year Ended December 31, 2013
	Class A	Class B	Class C	Class I	Class S(1)

Sales	187,278	9,244	76,313	3,388,126	—
Issued to shareholders electing to receive payments of distributions in Fund shares	267,407	596	33,847	7,227	—
Redemptions	(2,846,474)	(39,687)	(758,250)	(3,609,871)	(221)
Exchange from Class B shares	129,739	—	—	—	—
Exchange to Class A shares	—	(132,969)	—	—	—
Merger from Class S shares	—	—	—	336,631	—
Merger to Class I shares	—	—	—	—	(311,883)

Net increase (decrease)	(2,262,050)	(162,816)	(648,090)	122,113	(312,104)

(1)	Offering of Class S shares was discontinued during the year ended December 31, 2013 (See Note 1).

23

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Tax-Managed Growth Fund 1.2
	Six Months Ended June 30, 2014 (Unaudited)
	Class A	Class B	Class C	Class I

Sales	537,828	—	214,770	1,128,810
Redemptions	(1,113,868)	(29,360)	(485,504)	(937,857)
Exchange from Class B shares	77,619	—	—	—
Exchange to Class A shares	—	(78,650)	—	—

Net increase (decrease)	(498,421)	(108,010)	(270,734)	190,953

	Year Ended December 31, 2013
	Class A	Class B	Class C	Class I

Sales	1,164,682	8,381	527,210	2,647,084
Issued to shareholders electing to receive payments of distributions in Fund shares	179,844	208	19,893	21,502
Redemptions	(2,599,730)	(80,885)	(1,225,688)	(2,657,981)
Exchange from Class B shares	229,057	—	—	—
Exchange to Class A shares	—	(232,418)	—	—

Net increase (decrease)	(1,026,147)	(304,714)	(678,585)	10,605

24

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 4.3%
Boeing Co. (The)	935,171	$118,981,806
General Dynamics Corp.	101,500	11,829,825
Honeywell International, Inc.	288,222	26,790,235
Huntington Ingalls Industries, Inc.	2,546	240,826
Lockheed Martin Corp.	16,042	2,578,431
Northrop Grumman Corp.	15,277	1,827,587
Precision Castparts Corp.	19,025	4,801,910
Raytheon Co.	51,795	4,778,089
Rockwell Collins, Inc.	166,787	13,032,736
United Technologies Corp.	2,001,464	231,069,019

		$415,930,464

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	357,704	$22,817,938
FedEx Corp.	262,219	39,694,712
United Parcel Service, Inc., Class B	513,015	52,666,120

		$115,178,770

Auto Components — 0.4%
BorgWarner, Inc.	2,000	$130,380
Johnson Controls, Inc.	850,788	42,479,845

		$42,610,225

Automobiles — 0.0%(1)
Daimler AG	20,000	$1,867,400
Harley-Davidson, Inc.	800	55,880

		$1,923,280

Banks — 6.3%
Bank of America Corp.	1,531,841	$23,544,396
Bank of Montreal	26,370	1,940,568
BB&T Corp.	1,041,059	41,048,956
Citigroup, Inc.	793,170	37,358,307
Comerica, Inc.	126,791	6,359,837
Fifth Third Bancorp	967,608	20,658,431
HSBC Holdings PLC	220,592	2,243,356
HSBC Holdings PLC ADR	424	21,539
JPMorgan Chase & Co.	3,035,671	174,915,363
KeyCorp	111,353	1,595,688
M&T Bank Corp.	17,293	2,145,197
PNC Financial Services Group, Inc. (The)	59,304	5,281,021
Regions Financial Corp.	189,147	2,008,741
Royal Bank of Canada	148,562	10,611,784

Security	Shares	Value

Banks (continued)
Societe Generale SA	460,793	$24,165,213
SunTrust Banks, Inc.	327,060	13,102,024
Synovus Financial Corp.	1,565	38,155
Toronto-Dominion Bank (The)	29,644	1,523,998
U.S. Bancorp	2,339,265	101,336,960
Wells Fargo & Co.	2,793,971	146,851,116
Zions Bancorporation	38,805	1,143,583

		$617,894,233

Beverages — 3.0%
Coca-Cola Co. (The)	2,794,317	$118,367,268
Coca-Cola Enterprises, Inc.	31,501	1,505,118
Molson Coors Brewing Co., Class B	186,000	13,793,760
PepsiCo, Inc.	1,831,657	163,640,236

		$297,306,382

Biotechnology — 2.0%
Alexion Pharmaceuticals, Inc.(2)(3)	15,722	$2,454,843
Alexion Pharmaceuticals, Inc.(3)	34,936	5,458,750
Amgen, Inc.	973,633	115,248,938
Biogen Idec, Inc.(3)	38,132	12,023,401
Celgene Corp.(3)	12,310	1,057,183
Gilead Sciences, Inc.(3)	758,484	62,885,908

		$199,129,023

Building Products — 0.0%(1)
Fortune Brands Home & Security, Inc.	1,600	$63,888

		$63,888

Capital Markets — 4.8%
Affiliated Managers Group, Inc.(3)	275	$56,485
Ameriprise Financial, Inc.	189,481	22,737,720
Bank of New York Mellon Corp. (The)	602,210	22,570,831
BlackRock, Inc.	3,984	1,273,286
Charles Schwab Corp. (The)	934,916	25,177,288
E*TRADE Financial Corp.(3)	4,593	97,647
Franklin Resources, Inc.	1,354,476	78,342,892
Goldman Sachs Group, Inc. (The)	532,816	89,214,711
Legg Mason, Inc.	96,941	4,974,043
LPL Financial Holdings, Inc.	42,465	2,112,209
Morgan Stanley	2,520,549	81,489,349
Northern Trust Corp.	709,098	45,531,183
State Street Corp.	740,415	49,800,313
T. Rowe Price Group, Inc.	554,173	46,777,743

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)
UBS AG(3)	29,488	$540,220
Waddell & Reed Financial, Inc., Class A	8,833	552,857

		$471,248,777

Chemicals — 2.2%
Air Products and Chemicals, Inc.	7,660	$985,229
Albemarle Corp.	22,063	1,577,505
Ashland, Inc.	25,092	2,728,504
Dow Chemical Co. (The)	153,238	7,885,627
E.I. du Pont de Nemours & Co.	916,651	59,985,641
Eastman Chemical Co.	1,500	131,025
Ecolab, Inc.	445,515	49,603,640
Monsanto Co.	496,136	61,888,005
NewMarket Corp.	4,549	1,783,708
PPG Industries, Inc.	109,400	22,990,410
Praxair, Inc.	3,478	462,018
Westlake Chemical Corp.	1,000	83,760

		$210,105,072

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	10,627	$371,307
Cintas Corp.	52,914	3,362,156
Pitney Bowes, Inc.	14,270	394,137
Stericycle, Inc.(3)	124,800	14,778,816
Tyco International, Ltd.	96,051	4,379,926
Waste Management, Inc.	108,226	4,840,949

		$28,127,291

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.	176,629	$1,624,987
Cisco Systems, Inc.	1,396,595	34,705,386
Juniper Networks, Inc.(3)	5,092	124,957
Motorola Solutions, Inc.	2,509	167,024
Palo Alto Networks, Inc.(3)	20,808	1,744,751
QUALCOMM, Inc.	2,745,135	217,414,692

		$255,781,797

Construction Materials — 0.0%(1)
Vulcan Materials Co.	22,102	$1,409,003

		$1,409,003

Consumer Finance — 1.4%
American Express Co.	821,489	$77,934,662
Capital One Financial Corp.	77,228	6,379,033

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	831,233	$51,519,821
Navient Corp.	10,200	180,642
SLM Corp.	10,200	84,762

		$136,098,920

Distributors — 0.2%
Genuine Parts Co.	188,424	$16,543,627

		$16,543,627

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	22,181	$743,507

		$743,507

Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(3)	464	$88,113,832
Berkshire Hathaway, Inc., Class B(3)	946,310	119,764,993
CBOE Holdings, Inc.	140,951	6,936,199
CME Group, Inc.	144,447	10,248,515
ING Groep NV ADR(3)	131,385	1,842,018
IntercontinentalExchange Group, Inc.	14,292	2,699,759
McGraw Hill Financial, Inc.	86,290	7,164,659
Moody’s Corp.	179,322	15,719,366

		$252,489,341

Diversified Telecommunication Services — 0.3%
AT&T, Inc.	189,064	$6,685,303
CenturyLink, Inc.	4,871	176,330
Deutsche Telekom AG ADR	50,092	877,612
Frontier Communications Corp.	32,628	190,548
Verizon Communications, Inc.	416,626	20,385,510
Windstream Holdings, Inc.	70,866	705,825

		$29,021,128

Electric Utilities — 0.1%
Duke Energy Corp.	47,098	$3,494,201
Exelon Corp.	6,820	248,794
NextEra Energy, Inc.	63,830	6,541,298
Southern Co. (The)	70,667	3,206,868

		$13,491,161

Electrical Equipment — 1.5%
AMETEK, Inc.	9,387	$490,753
Eaton Corp. PLC	19,484	1,503,775
Emerson Electric Co.	1,998,542	132,623,247

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	121,000	$15,144,360

		$149,762,135

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	1,433,091	$31,456,347
Knowles Corp.(3)	174,670	5,369,356
TE Connectivity, Ltd.	687	42,484

		$36,868,187

Energy Equipment & Services — 2.2%
Baker Hughes, Inc.	93,118	$6,932,635
Frank’s International NV	115,894	2,850,992
Halliburton Co.	846,351	60,099,385
Schlumberger, Ltd.	1,207,034	142,369,660
Transocean, Ltd.	72,599	3,269,133

		$215,521,805

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	873,262	$100,564,852
CVS Caremark Corp.	1,279,410	96,429,132
Kroger Co. (The)	35,843	1,771,719
Sysco Corp.	324,289	12,144,623
Wal-Mart Stores, Inc.	1,300,464	97,625,832
Walgreen Co.	280,773	20,813,703

		$329,349,861

Food Products — 1.8%
Archer-Daniels-Midland Co.	180,036	$7,941,388
Campbell Soup Co.	7,981	365,610
ConAgra Foods, Inc.	65,155	1,933,800
Flowers Foods, Inc.	47,169	994,323
General Mills, Inc.	36,652	1,925,696
Hain Celestial Group, Inc. (The)(3)	658	58,391
Hershey Co. (The)	456,522	44,451,547
Kellogg Co.	50,325	3,306,353
Keurig Green Mountain, Inc.	75,000	9,345,750
Kraft Foods Group, Inc.	58,616	3,514,029
McCormick & Co., Inc.	27,354	1,958,273
Mondelez International, Inc., Class A	181,525	6,827,155
Nestle SA	1,247,127	96,636,012
Unilever NV - NY Shares	4,636	202,871

		$179,461,198

Security	Shares	Value

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	1,554,415	$63,575,574
Bard (C.R.), Inc.	25,000	3,575,250
Baxter International, Inc.	222,708	16,101,789
Becton, Dickinson and Co.	66,108	7,820,576
Boston Scientific Corp.(3)	26,929	343,883
CareFusion Corp.(3)	70,668	3,134,126
Covidien PLC	184,996	16,682,939
Intuitive Surgical, Inc.(3)	14,000	5,765,200
Medtronic, Inc.	448,567	28,600,632
St. Jude Medical, Inc.	135,348	9,372,849
Stryker Corp.	189,350	15,965,992
Zimmer Holdings, Inc.	133,186	13,832,698

		$184,771,508

Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	266,694	$19,377,986
Cardinal Health, Inc.	141,336	9,689,996
Cigna Corp.	54,424	5,005,375
Express Scripts Holding Co.(3)	367,509	25,479,399
HCA Holdings, Inc.(3)	145,114	8,181,527
Henry Schein, Inc.(3)	845	100,276
McKesson Corp.	2,384	443,925
PharMerica Corp.(3)	1,805	51,605
UnitedHealth Group, Inc.	63,009	5,150,986
WellPoint, Inc.	54,347	5,848,281

		$79,329,356

Hotels, Restaurants & Leisure — 2.9%
Carnival Corp.	144,193	$5,428,867
International Game Technology	459,500	7,310,645
Interval Leisure Group, Inc.	5,349	117,357
Marriott International, Inc., Class A	493,863	31,656,618
Marriott Vacations Worldwide Corp.(3)	2,597	152,262
McDonald’s Corp.	743,137	74,863,621
Starbucks Corp.	1,929,949	149,339,454
Yum! Brands, Inc.	210,518	17,094,062

		$285,962,886

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$10,250,548

		$10,250,548

Household Products — 1.6%
Clorox Co. (The)	7,570	$691,898
Colgate-Palmolive Co.	1,173,917	80,037,661

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	19,648	$2,185,251
Procter & Gamble Co. (The)	902,294	70,911,285

		$153,826,095

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$26,902

		$26,902

Industrial Conglomerates — 2.6%
3M Co.	797,109	$114,177,893
Danaher Corp.	43,555	3,429,085
General Electric Co.	5,008,022	131,610,818

		$249,217,796

Insurance — 1.1%
Aegon NV ADR	5,088,862	$44,629,320
Aflac, Inc.	193,292	12,032,427
Allstate Corp. (The)	583	34,234
Aon PLC	24,650	2,220,719
Chubb Corp.	25,044	2,308,305
Cincinnati Financial Corp.	135,528	6,510,765
Hartford Financial Services Group, Inc.	5,762	206,337
Manulife Financial Corp.	29,582	587,794
Marsh & McLennan Cos., Inc.	25,000	1,295,500
Progressive Corp.	1,151,311	29,197,247
Torchmark Corp.	52,429	4,294,984
Travelers Companies, Inc. (The)	76,125	7,161,079

		$110,478,711

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.(3)	237,482	$77,129,404
Expedia, Inc.	2,575	202,807
Priceline Group, Inc. (The)(3)	50	60,150

		$77,392,361

Internet Software & Services — 5.0%
Akamai Technologies, Inc.(3)	200,000	$12,212,000
AOL, Inc.(3)	5,317	211,563
eBay, Inc.(3)	1,264,958	63,323,798
Facebook, Inc., Class A(3)	1,932,978	130,070,090
Google, Inc., Class A(3)	218,015	127,466,830
Google, Inc., Class C(3)	217,579	125,168,847
IAC/InterActiveCorp	14,528	1,005,774
LinkedIn Corp., Class A(3)	4,537	777,959

Security	Shares	Value

Internet Software & Services (continued)
Twitter, Inc.(3)	678,722	$27,807,240
VeriSign, Inc.(3)	14,758	720,338
Yahoo! Inc.(3)	105,430	3,703,756

		$492,468,195

IT Services — 2.0%
Accenture PLC, Class A	1,347,075	$108,897,543
Automatic Data Processing, Inc.	102,170	8,100,038
Broadridge Financial Solutions, Inc.	1,652	68,789
Cognizant Technology Solutions Corp., Class A(3)	3,510	171,674
Fidelity National Information Services, Inc.	63,590	3,480,917
Fiserv, Inc.(3)	34,767	2,097,145
International Business Machines Corp.	242,829	44,017,613
Paychex, Inc.	693,512	28,822,359
Total System Services, Inc.	32,405	1,017,841
Visa, Inc., Class A	766	161,404
Western Union Co.	60,362	1,046,677

		$197,882,000

Leisure Products — 0.0%(1)
Mattel, Inc.	26,506	$1,032,939
Polaris Industries, Inc.	1,400	182,336

		$1,215,275

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	481,172	$27,638,520
Thermo Fisher Scientific, Inc.	18,700	2,206,600

		$29,845,120

Machinery — 2.6%
Caterpillar, Inc.	137,440	$14,935,605
Deere & Co.	1,200,245	108,682,185
Donaldson Co., Inc.	23,332	987,410
Dover Corp.	349,338	31,772,291
Illinois Tool Works, Inc.	1,034,459	90,577,230
PACCAR, Inc.	125,452	7,882,149
Parker Hannifin Corp.	8,381	1,053,743
Pentair, Ltd.	5,089	367,019
Snap-On, Inc.	8,911	1,056,132
WABCO Holdings, Inc.(3)	1,156	123,484
Wabtec Corp.	12,082	997,852

		$258,435,100

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 3.7%
CBS Corp., Class B	129,378	$8,039,549
Comcast Corp., Class A	195,330	10,485,314
Comcast Corp., Special Class A	1,434,304	76,491,432
DIRECTV(3)	33,786	2,872,148
Discovery Communications, Inc., Class A(3)	6,930	514,760
Discovery Communications, Inc., Class C(3)	6,732	488,676
Gannett Co., Inc.	3,563	111,557
Liberty Global PLC, Series A(3)	8,854	391,524
Liberty Global PLC, Series C(3)	27,614	1,168,348
Liberty Media Corp., Class A(3)	12,367	1,690,322
News Corp., Class A(3)	24	431
Omnicom Group, Inc.	112,077	7,982,124
Time Warner Cable, Inc.	12,203	1,797,502
Time Warner, Inc.	363,259	25,518,945
Time, Inc.(3)	45,407	1,099,758
Twenty-First Century Fox, Inc., Class A	97	3,410
Viacom, Inc., Class B	133,554	11,583,138
Walt Disney Co. (The)	2,428,991	208,261,688

		$358,500,626

Metals & Mining — 0.4%
Alcoa, Inc.	52,760	$785,596
Cliffs Natural Resources, Inc.	124,811	1,878,406
Freeport-McMoRan Copper & Gold, Inc.	450,138	16,430,037
Glencore PLC	598,405	3,334,740
Nucor Corp.	230,000	11,327,500

		$33,756,279

Multi-Utilities — 0.0%(1)
Dominion Resources, Inc.	3,244	$232,011
Sempra Energy	1,443	151,096

		$383,107

Multiline Retail — 0.1%
Target Corp.	158,384	$9,178,353

		$9,178,353

Oil, Gas & Consumable Fuels — 6.5%
Anadarko Petroleum Corp.	923,255	$101,068,725
Antero Resources Corp.(3)	109,563	7,190,620
Apache Corp.	806,823	81,182,530
BP PLC ADR	171,522	9,047,786
Cheniere Energy, Inc.(3)	76,775	5,504,767
Cheniere Energy, Inc.(2)(3)	240,000	17,208,000
Chevron Corp.	590,981	77,152,570

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	264,546	$22,679,529
Devon Energy Corp.	570,333	45,284,440
EOG Resources, Inc.	3,600	420,696
Exxon Mobil Corp.	2,242,197	225,744,394
Hess Corp.	39,579	3,913,967
Marathon Oil Corp.	185,039	7,386,757
Marathon Petroleum Corp.	87,519	6,832,608
Murphy Oil Corp.	80,200	5,331,696
Occidental Petroleum Corp.	5,000	513,150
Phillips 66	141,053	11,344,893
Range Resources Corp.	4,900	426,055
Royal Dutch Shell PLC ADR, Class A	70,332	5,793,247
Spectra Energy Corp.	8,040	341,539
Williams Cos., Inc.	2,000	116,420
WPX Energy, Inc.(3)	666	15,924

		$634,500,313

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	26,070	$1,935,958

		$1,935,958

Pharmaceuticals — 8.0%
AbbVie, Inc.	1,603,383	$90,494,936
Actavis PLC(3)	20,000	4,461,000
Allergan, Inc.	403,794	68,330,021
Bristol-Myers Squibb Co.	1,694,417	82,196,169
Eli Lilly & Co.	1,081,769	67,253,579
GlaxoSmithKline PLC ADR	178,318	9,536,447
Johnson & Johnson	1,677,191	175,467,722
Mallinckrodt PLC(3)	23,268	1,861,905
Merck & Co., Inc.	1,166,617	67,488,793
Novo Nordisk A/S ADR	1,249,240	57,702,396
Pfizer, Inc.	2,104,147	62,451,083
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	87,640,264
Zoetis, Inc.	361,174	11,655,085

		$786,539,400

Real Estate Investment Trusts (REITs) — 0.0%(1)
Weyerhaeuser Co.	1,200	$39,708

		$39,708

Road & Rail — 0.4%
CSX Corp.	17,590	$541,948
Kansas City Southern	5,386	579,049
Norfolk Southern Corp.	55,971	5,766,692

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail (continued)
Union Pacific Corp.	275,076	$27,438,831

		$34,326,520

Semiconductors & Semiconductor Equipment — 4.4%
Analog Devices, Inc.	599,209	$32,399,231
Applied Materials, Inc.	1,165,614	26,284,596
Broadcom Corp., Class A	900,110	33,412,083
Cypress Semiconductor Corp.(3)	1,108	12,088
Intel Corp.	8,511,690	263,011,221
Linear Technology Corp.	18,494	870,512
Linear Technology Corp.(2)	50,000	2,353,500
Maxim Integrated Products, Inc.	223,099	7,542,977
Microchip Technology, Inc.	23,733	1,158,408
NVIDIA Corp.	284,500	5,274,630
Texas Instruments, Inc.	1,013,297	48,425,464
Xilinx, Inc.	90,186	4,266,700

		$425,011,410

Software — 3.6%
Activision Blizzard, Inc.	254,916	$5,684,627
Adobe Systems, Inc.(3)	409,776	29,651,391
CA, Inc.	7,339	210,923
Microsoft Corp.	3,106,888	129,557,230
Oracle Corp.	4,361,397	176,767,420
ServiceNow, Inc.(3)	182,216	11,290,103
Symantec Corp.	72,900	1,669,410

		$354,831,104

Specialty Retail — 2.6%
Best Buy Co., Inc.	133,011	$4,124,671
Gap, Inc. (The)	89,138	3,705,467
GNC Holdings, Inc., Class A	900	30,690
Home Depot, Inc. (The)	1,177,530	95,332,829
L Brands, Inc.	41,877	2,456,505
Lowe’s Companies, Inc.	247,507	11,877,861
Murphy USA, Inc.(3)	19,669	961,617
Ross Stores, Inc.	1,000	66,130
Ross Stores, Inc.(2)	15,500	1,025,015
Staples, Inc.	144,626	1,567,746
TJX Cos., Inc. (The)	2,440,256	129,699,606

		$250,848,137

Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.	2,909,230	$270,354,744
EMC Corp.	2,797,592	73,688,573

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett-Packard Co.	31,877	$1,073,617
NetApp, Inc.	414,967	15,154,595
Nokia Oyj ADR	192	1,452

		$360,272,981

Textiles, Apparel & Luxury Goods — 2.1%
Coach, Inc.	10,800	$369,252
Hanesbrands, Inc.	197,676	19,459,225
NIKE, Inc., Class B	2,323,098	180,156,250
VF Corp.	67,200	4,233,600

		$204,218,327

Tobacco — 0.3%
Altria Group, Inc.	111,248	$4,665,741
Philip Morris International, Inc.	308,200	25,984,342

		$30,650,083

Trading Companies & Distributors — 0.0%(1)
United Rentals, Inc.(3)	2,000	$209,460

		$209,460

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	136,795	$2,838,496
Sprint Nextel Corp.(3)	135,160	1,152,915
Vodafone Group PLC ADR	97,896	3,268,747

		$7,260,158

Total Common Stocks (identified cost $4,964,372,717)		$9,639,622,852

Preferred Stocks — 0.0%(1)

Security	Shares	Value

Banks — 0.0%(1)
Wells Fargo & Co.(4)	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

30	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(3)	6,984	$3,492

Total Rights (identified cost $16,440)		$3,492

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(5)	$128,339	$128,338,859

Total Short-Term Investments (identified cost $128,338,859)		$128,338,859

Total Investments — 99.9% (identified cost $5,092,732,945)		$9,767,965,203

Other Assets, Less Liabilities — 0.1%		$9,551,780

Net Assets — 100.0%		$9,777,516,983

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Amount is less than 0.05%.

(2)	Restricted security (see Note 5).

(3)	Non-income producing security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 7).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

31	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $4,964,394,086)	$9,639,626,344
Affiliated investment, at value (identified cost, $128,338,859)	128,338,859
Dividends receivable	8,802,432
Interest receivable from affiliated investment	12,686
Receivable for investments sold	2,863,317
Tax reclaims receivable	1,910,395
Total assets	$9,781,554,033

Liabilities
Payable to affiliates:
Investment adviser fee	$3,629,694
Trustees’ fees	17,000
Accrued expenses	390,356
Total liabilities	$4,037,050
Net Assets applicable to investors’ interest in Portfolio	$9,777,516,983

Sources of Net Assets
Investors’ capital	$5,102,170,711
Net unrealized appreciation	4,675,346,272
Total	$9,777,516,983

32	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $1,543,933)	$93,546,271
Interest allocated from affiliated investment	88,889
Expenses allocated from affiliated investment	(12,000)
Total investment income	$93,623,160

Expenses
Investment adviser fee	$21,195,378
Trustees’ fees and expenses	34,000
Custodian fee	703,600
Professional fees	129,543
Miscellaneous	140,473
Total expenses	$22,202,994
Deduct —
Reduction of custodian fee	$11
Total expense reductions	$11

Net expenses	$22,202,983

Net investment income	$71,420,177

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$250,164,741
Investment transactions allocated from affiliated investment	980
Foreign currency transactions	1,233
Net realized gain	$250,166,954
Change in unrealized appreciation (depreciation) —
Investments	$235,922,462
Foreign currency	1,042
Net change in unrealized appreciation (depreciation)	$235,923,504

Net realized and unrealized gain	$486,090,458

Net increase in net assets from operations	$557,510,635

(1)	Includes $250,025,586 of net realized gains from redemptions in-kind.

33	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$71,420,177	$128,257,697
Net realized gain from investment and foreign currency transactions	250,166,954	431,928,006
Net change in unrealized appreciation (depreciation) from investments and foreign currency	235,923,504	1,830,554,440
Net increase in net assets from operations	$557,510,635	$2,390,740,143
Capital transactions —
Contributions	$275,345,970	$242,635,350
Withdrawals	(470,293,955)	(947,511,937)
Net decrease in net assets from capital transactions	$(194,947,985)	$(704,876,587)

Net increase in net assets	$362,562,650	$1,685,863,556

Net Assets
At beginning of period	$9,414,954,333	$7,729,090,777
At end of period	$9,777,516,983	$9,414,954,333

34	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.48	%(2)	0.48%	0.48%	0.48%	0.48%	0.47%
Net investment income	1.54	%(2)	1.50%	1.78%	1.53%	1.43%	1.86%
Portfolio Turnover	3	%(3)	3%	2%	2%	2%	3%

Total Return	6.10	%(3)	32.39%	15.48%	0.80%	12.86%	23.32%

Net assets, end of period (000’s omitted)	$9,777,517		$9,414,954	$7,729,091	$8,072,683	$9,045,217	$9,479,479

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation held an interest of 8.2%, 14.3%, 5.9%, and 1.3% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an interest of 70.3% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

36

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $21,195,378, or 0.46% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

37

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $43,481,948 and $133,617, respectively, for the six months ended June 30, 2014. In addition, investors contributed securities with a value of $273,071,861 and investments having an aggregate market value of $425,223,568 at dates of withdrawal were distributed in payment for capital withdrawals, during the six months ended June 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,745,827,837

Gross unrealized appreciation	$8,022,155,243
Gross unrealized depreciation	(17,877)

Net unrealized appreciation	$8,022,137,366

5  Restricted Securities

At June 30, 2014, the Portfolio owned the following securities (representing 0.24% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Alexion Pharmaceuticals, Inc.	6/26/14	6/26/15	15,722	$2,500,091	$2,454,843
Cheniere Energy, Inc.	12/19/13	12/19/14	240,000	9,880,729	17,208,000
Linear Technology Corp.	12/19/13	12/19/14	50,000	2,225,943	2,353,500
Ross Stores, Inc.	8/8/13	8/8/14	15,500	1,036,122	1,025,015

Total Restricted Securities				$15,642,885	$23,041,358

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

38

Tax-Managed Growth Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Consumer Discretionary	$1,259,387,152	$—		$—	$1,259,387,152
Consumer Staples	895,893,565	96,636,012		—	992,529,577
Energy	850,022,118	—		—	850,022,118
Financials	1,561,841,121	26,408,569		—	1,588,249,690
Health Care	1,277,159,564	2,454,843		—	1,279,614,407
Industrials	1,251,251,424	—		—	1,251,251,424
Information Technology	2,123,115,674	—		—	2,123,115,674
Materials	241,935,614	3,334,740		—	245,270,354
Telecommunication Services	36,281,286	—		—	36,281,286
Utilities	13,901,170	—		—	13,901,170

Total Common Stocks	$9,510,788,688	$128,834,164	**	$—	$9,639,622,852

Preferred Stock	$—	$—		$0	$0
Rights	3,492	—		—	3,492
Short-Term Investments	—	128,338,859		—	128,338,859

Total Investments	$9,510,792,180	$257,173,023		$0	$9,767,965,203

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2014 is not presented. At June 30, 2014, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. The motion to dismiss briefing is ongoing and is expected to continue throughout 2014. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.49% of net assets at June 30, 2014).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions will be expensed by the Portfolio as incurred.

39

Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Tax-Managed Growth Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Funds held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Eaton Vance Tax-Managed Growth Fund 1.1

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	30,587,631	570,392
Cynthia E. Frost	30,664,492	493,531
George J. Gorman	30,557,976	600,046
Valerie A. Mosley	30,605,521	552,501
Harriett Tee Taggart	30,583,279	574,744

Eaton Vance Tax-Managed Growth Fund 1.2

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	30,512,319	359,177
Cynthia E. Frost	30,509,253	362,243
George J. Gorman	30,506,236	365,260
Valerie A. Mosley	30,506,075	365,421
Harriett Tee Taggart	30,429,055	442,441

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Tax-Managed Growth Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	99%	0%
Cynthia E. Frost	99%	0%
George J. Gorman	99%	0%
Valerie A. Mosley	99%	0%
Harriett Tee Taggart	99%	0%

Results are rounded to the nearest whole number.

40

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

41

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.1 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

42

Eaton Vance

Tax-Managed Growth Fund 1.1

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

43

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

44

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Growth Fund 1.2 (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

45

Eaton Vance

Tax-Managed Growth Fund 1.2

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

46

Eaton Vance

Tax-Managed Growth Funds 1.1 and 1.2

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Tax-Managed Growth Portfolio

Lewis R. Piantedosi

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2 and Tax-Managed Growth Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Funds 1.1 and 1.2

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7774    6.30.14

Eaton Vance

Large-Cap Core Research Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2014

Eaton Vance

Large-Cap Core Research Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	27

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Performance1,2

Portfolio Manager Charles B. Gaffney

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/01/2001	11/01/2001	8.58%	28.08%	16.88%	8.79%
Class A with 5.75% Maximum Sales Charge	—	—	2.32	20.69	15.49	8.15
Class C at NAV	10/01/2009	11/01/2001	8.18	27.10	16.07	8.42
Class C with 1% Maximum Sales Charge	—	—	7.18	26.10	16.07	8.42
Class I at NAV	09/03/2008	11/01/2001	8.71	28.36	17.18	8.96
S&P 500 Index	—	—	7.14%	24.61%	18.82%	7.78%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.44%	2.19%	1.19%
Net				1.25	2.00	1.00

Fund Profile4

Sector Allocation (% of net assets)[5]

Top 10 Holdings (% of net assets)[5]

Apple, Inc.	3.8%
JPMorgan Chase & Co.	2.1
Schlumberger, Ltd.	2.0
Merck & Co., Inc.	1.9
Devon Energy Corp.	1.8
Bank of America Corp.	1.7
Home Depot, Inc. (The)	1.7
Verizon Communications, Inc.	1.7
Citigroup, Inc.	1.7
Hewlett-Packard Co.	1.6
Total	20.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Class C and Class I is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Depictions do not reflect the Portfolio’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,085.80	$6.46	**	1.25%
Class C	$1,000.00	$1,081.80	$10.32	**	2.00%
Class I	$1,000.00	$1,087.10	$5.17	**	1.00%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $64,238,552)	$81,223,006
Receivable for Fund shares sold	193,584
Total assets	$81,416,590

Liabilities
Payable for Fund shares redeemed	$106,611
Payable to affiliates:
Distribution and service fees	17,392
Trustees’ fees	125
Other	1,948
Accrued expenses	25,224
Total liabilities	$151,300
Net Assets	$81,265,290

Sources of Net Assets
Paid-in capital	$58,712,159
Accumulated net realized gain from Portfolio	5,394,994
Accumulated undistributed net investment income	173,683
Net unrealized appreciation from Portfolio	16,984,454
Total	$81,265,290

Class A Shares
Net Assets	$47,653,152
Shares Outstanding	2,769,383
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.26

Class C Shares
Net Assets	$9,611,299
Shares Outstanding	567,955
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.92

Class I Shares
Net Assets	$24,000,839
Shares Outstanding	1,392,983
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends allocated from Portfolio (net of foreign taxes, $8,535)	$605,528
Interest allocated from Portfolio	513
Expenses allocated from Portfolio	(237,534)
Total investment income from Portfolio	$368,507

Expenses
Administration fee	$50,121
Distribution and service fees
Class A	55,107
Class C	42,816
Trustees’ fees and expenses	250
Custodian fee	8,422
Transfer and dividend disbursing agent fees	28,918
Legal and accounting services	10,618
Printing and postage	17,431
Registration fees	30,634
Miscellaneous	5,977
Total expenses	$250,294
Deduct —
Waiver and reimbursement of expenses by an affiliate	$55,470
Total expense reductions	$55,470

Net expenses	$194,824

Net investment income	$173,683

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$3,912,468
Written options	206,918
Foreign currency transactions	(224)
Net realized gain	$4,119,162
Change in unrealized appreciation (depreciation) —
Investments	$1,589,628
Written options	(1,438)
Foreign currency	(14)
Net change in unrealized appreciation (depreciation)	$1,588,176

Net realized and unrealized gain	$5,707,338

Net increase in net assets from operations	$5,881,021

6	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$173,683	$211,363
Net realized gain from investment transactions, written options and foreign currency transactions	4,119,162	8,898,231
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	1,588,176	6,988,183
Net increase in net assets from operations	$5,881,021	$16,097,777
Distributions to shareholders —
From net investment income
Class A	$—	$(162,576)
Class C	—	(4,712)
Class I	—	(70,937)
From net realized gain
Class A	—	(4,262,022)
Class C	—	(763,766)
Class I	—	(1,157,458)
Total distributions to shareholders	$—	$(6,421,471)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,695,209	$9,989,896
Class C	1,684,571	1,983,569
Class I	14,893,511	7,085,702
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	4,319,658
Class C	—	714,026
Class I	—	668,431
Cost of shares redeemed
Class A	(4,047,664)	(15,236,211)
Class C	(896,932)	(1,019,730)
Class I	(3,959,397)	(6,732,032)
Net increase in net assets from Fund share transactions	$12,369,298	$1,773,309

Net increase in net assets	$18,250,319	$11,449,615

Net Assets
At beginning of period	$63,014,971	$51,565,356
At end of period	$81,265,290	$63,014,971

Accumulated undistributed net investment income included in net assets
At end of period	$173,683	$—

7	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Financial Highlights

	Class A
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)		Year Ended October 31, 2009
			2013	2012	2011	2010
Net asset value — Beginning of period	$15.850		$13.330	$12.980	$13.350	$12.170	$11.280		$10.290

Income (Loss) From Operations
Net investment income(2)	$0.045		$0.063	$0.100	$0.098	$0.071	$0.020		$0.102
Net realized and unrealized gain (loss)	1.315		4.232	1.941	(0.373)	1.159	0.946		0.948

Total income (loss) from operations	$1.360		$4.295	$2.041	$(0.275)	$1.230	$0.966		$1.050

Less Distributions
From net investment income	$—		$(0.065)	$(0.102)	$(0.095)	$(0.050)	$(0.076)		$(0.060)
From net realized gain	—		(1.710)	(1.589)	—	—	—		—

Total distributions	$—		$(1.775)	$(1.691)	$(0.095)	$(0.050)	$(0.076)		$(0.060)

Net asset value — End of period	$17.210		$15.850	$13.330	$12.980	$13.350	$12.170		$11.280

Total Return(3)	8.58	%(4)	32.83%	15.59%	(2.06)%	10.11%	8.56	%(4)	10.32%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,653		$43,270	$37,308	$38,113	$38,877	$22,141		$22,264
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.25	%(6)	1.25%	1.25%	1.25%	1.25%	1.25	%(6)	1.25%
Net investment income	0.56	%(6)	0.41%	0.70%	0.74%	0.58%	0.99	%(6)	1.00%
Portfolio Turnover of the Portfolio	35	%(4)	90%	91%	64%	44%	10	%(4)	—
Portfolio Turnover of the Fund(7)	—		—	—	—	—	—		54%

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The administrator waived its fees and subsidized certain operating expenses (equal to 0.17%, 0.19%, 0.21%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012, 2011 and 2010 and the two months ended December 31, 2009, respectively). The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the year ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.

(6)	Annualized.

(7)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

8	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)		Period Ended October 31, 2009(2)
			2013	2012	2011	2010
Net asset value — Beginning of period	$15.640		$13.200	$12.880	$13.270	$12.130	$11.280		$11.520

Income (Loss) From Operations
Net investment income (loss)(3)	$(0.015)		$(0.053)	$(0.007)	$0.005	$(0.017)	$(0.003)		$(0.011)
Net realized and unrealized gain (loss)	1.295		4.165	1.926	(0.371)	1.158	0.944		(0.229)

Total income (loss) from operations	$1.280		$4.112	$1.919	$(0.366)	$1.141	$0.941		$(0.240)

Less Distributions
From net investment income	$—		$(0.010)	$(0.010)	$(0.024)	$(0.001)	$(0.091)		$—
From net realized gain	—		(1.662)	(1.589)	—	—	—		—

Total distributions	$—		$(1.672)	$(1.599)	$(0.024)	$(0.001)	$(0.091)		$—

Net asset value — End of period	$16.920		$15.640	$13.200	$12.880	$13.270	$12.130		$11.280

Total Return(4)	8.18	%(5)	31.72%	14.78%	(2.76)%	9.40%	8.34	%(5)	(2.08	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,611		$8,123	$5,382	$5,276	$1,637	$426		$55
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.00	%(7)	2.00%	2.00%	2.00%	2.00%	2.00	%(7)	2.00	%(7)
Net investment income (loss)	(0.19	)%(7)	(0.35)%	(0.05)%	0.04%	(0.14)%	(0.14	)%(7)	(1.09	)%(7)
Portfolio Turnover of the Portfolio	35	%(5)	90%	91%	64%	44%	10	%(5)	—
Portfolio Turnover of the Fund(8)	—		—	—	—	—	—		54	%(9)

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	For the period from commencement of operations on October 1, 2009 to October 31, 2009.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The administrator waived its fees and subsidized certain operating expenses (equal to 0.17%, 0.19%, 0.21%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012, 2011 and 2010 and the two months ended December 31, 2009, respectively). The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the period ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.

(7)	Annualized.

(8)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)	For the Fund’s year ended October 31, 2009.

9	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)		Year Ended October 31, 2009
			2013	2012	2011	2010
Net asset value — Beginning of period	$15.850		$13.330	$12.980	$13.360	$12.170	$11.290		$10.300

Income (Loss) From Operations
Net investment income(2)	$0.066		$0.102	$0.132	$0.130	$0.103	$0.021		$0.120
Net realized and unrealized gain (loss)	1.314		4.233	1.946	(0.379)	1.164	0.959		0.949

Total income (loss) from operations	$1.380		$4.335	$2.078	$(0.249)	$1.267	$0.980		$1.069

Less Distributions
From net investment income	$—		$(0.105)	$(0.139)	$(0.131)	$(0.077)	$(0.100)		$(0.079)
From net realized gain	—		(1.710)	(1.589)	—	—	—		—

Total distributions	$—		$(1.815)	$(1.728)	$(0.131)	$(0.077)	$(0.100)		$(0.079)

Net asset value — End of period	$17.230		$15.850	$13.330	$12.980	$13.360	$12.170		$11.290

Total Return(3)	8.71	%(4)	33.14%	15.89%	(1.86)%	10.41%	8.67	%(4)	10.54%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,001		$11,622	$8,876	$15,454	$17,505	$7,317		$3,901
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.00	%(6)	1.00%	1.00%	1.00%	1.00%	1.00	%(6)	1.00%
Net investment income	0.82	%(6)	0.66%	0.92%	0.97%	0.84%	1.06	%(6)	1.16%
Portfolio Turnover of the Portfolio	35	%(4)	90%	91%	64%	44%	10	%(4)	—
Portfolio Turnover of the Fund(7)	—		—	—	—	—	—		54%

(1)	For the two months ended December 31, 2009. The Fund changed its fiscal year end from October 31 to December 31.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The administrator waived its fees and subsidized certain operating expenses (equal to 0.17%, 0.19%, 0.21%, 0.21%, 0.24% and 0.84% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013, 2012, 2011 and 2010 and the two months ended December 31, 2009, respectively). The investment adviser waived its investment adviser fee, the administrator waived its administration fee and the investment adviser subsidized certain operating expenses (equal to 0.93% of average daily net assets for the year ended October 31, 2009). Absent the waivers and subsidy, total return would be lower.

(6)	Annualized.

(7)	Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Large-Cap Core Research Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Core Research Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (30.9% at June 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2014, the administration fee amounted to $50,121. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.25%, 2.00% and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2015. Pursuant to this agreement, EVM waived fees and reimbursed expenses of $55,470 for the six months ended June 30, 2014. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $1,057 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,308 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $55,107 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2014, the Fund paid or accrued to EVD $32,112 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2014 amounted to $10,704 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended June 30, 2014, the Fund was informed that EVD received approximately $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended June 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $17,012,285 and $4,907,682, respectively.

12

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	289,443	647,688
Issued to shareholders electing to receive payments of distributions in Fund shares	—	282,643
Redemptions	(250,824)	(997,414)

Net increase (decrease)	38,619	(67,083)

Class C	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	104,333	129,579
Issued to shareholders electing to receive payments of distributions in Fund shares	—	47,313
Redemptions	(55,694)	(65,349)

Net increase	48,639	111,543

Class I	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	893,921	454,502
Issued to shareholders electing to receive payments of distributions in Fund shares	—	43,654
Redemptions	(234,314)	(430,450)

Net increase	659,607	67,706

13

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value

Aerospace & Defense — 2.4%
Boeing Co. (The)	30,176	$3,839,293
United Technologies Corp.	20,583	2,376,307

		$6,215,600

Air Freight & Logistics — 1.2%
C.H. Robinson Worldwide, Inc.	48,491	$3,093,241

		$3,093,241

Airlines — 1.0%
Delta Air Lines, Inc.	66,061	$2,557,882

		$2,557,882

Auto Components — 0.7%
TRW Automotive Holdings Corp.(1)	19,454	$1,741,522

		$1,741,522

Automobiles — 0.6%
Volkswagen AG	5,967	$1,538,941

		$1,538,941

Banks — 7.7%
Bank of America Corp.	299,572	$4,604,422
Citigroup, Inc.	95,117	4,480,011
JPMorgan Chase & Co.	98,109	5,653,040
Regions Financial Corp.	243,366	2,584,547
SunTrust Banks, Inc.	70,692	2,831,921

		$20,153,941

Beverages — 1.5%
Constellation Brands, Inc., Class A(1)	30,402	$2,679,328
PepsiCo, Inc.	15,248	1,362,257

		$4,041,585

Biotechnology — 1.5%
Gilead Sciences, Inc.(1)	47,388	$3,928,939

		$3,928,939

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	13,300	$2,731,820
Invesco, Ltd.	111,732	4,217,883

		$6,949,703

Security	Shares	Value

Chemicals — 2.8%
E.I. du Pont de Nemours & Co.	19,382	$1,268,358
Eastman Chemical Co.	12,000	1,048,200
FMC Corp.	8,096	576,354
LyondellBasell Industries NV, Class A	17,533	1,712,097
Monsanto Co.	15,544	1,938,959
PPG Industries, Inc.	3,824	803,614

		$7,347,582

Communications Equipment — 1.2%
QUALCOMM, Inc.	9,670	$765,864
Telefonaktiebolaget LM Ericsson ADR	190,025	2,295,502

		$3,061,366

Consumer Finance — 1.7%
American Express Co.	13,681	$1,297,916
Discover Financial Services	53,000	3,284,940

		$4,582,856

Diversified Telecommunication Services — 2.3%
AT&T, Inc.	42,701	$1,509,907
Verizon Communications, Inc.	93,477	4,573,830

		$6,083,737

Electric Utilities — 2.0%
Edison International	34,111	$1,982,190
NextEra Energy, Inc.	32,221	3,302,008

		$5,284,198

Electrical Equipment — 2.3%
Eaton Corp. PLC	27,200	$2,099,296
Emerson Electric Co.	32,164	2,134,403
Rockwell Automation, Inc.	14,933	1,869,014

		$6,102,713

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	151,109	$3,316,843

		$3,316,843

Energy Equipment & Services — 3.7%
FMC Technologies, Inc.(1)	42,522	$2,596,819
Schlumberger, Ltd.	44,000	5,189,800
Weatherford International PLC(1)	90,000	2,070,000

		$9,856,619

14	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	21,858	$2,517,167
CVS Caremark Corp.	17,500	1,318,975

		$3,836,142

Food Products — 2.3%
Hershey Co. (The)	20,474	$1,993,553
Mondelez International, Inc., Class A	110,787	4,166,699

		$6,160,252

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	90,261	$3,691,675
Stryker Corp.	39,964	3,369,764

		$7,061,439

Health Care Providers & Services — 1.6%
Aetna, Inc.	5,500	$445,940
McKesson Corp.	9,765	1,818,341
UnitedHealth Group, Inc.	23,012	1,881,231

		$4,145,512

Health Care Technology — 0.5%
Cerner Corp.(1)	24,174	$1,246,895

		$1,246,895

Hotels, Restaurants & Leisure — 0.3%
Las Vegas Sands Corp.	12,000	$914,640

		$914,640

Household Durables — 0.8%
Mohawk Industries, Inc.(1)	15,571	$2,154,092

		$2,154,092

Household Products — 0.8%
Colgate-Palmolive Co.	32,490	$2,215,168

		$2,215,168

Industrial Conglomerates — 0.7%
General Electric Co.	65,241	$1,714,533

		$1,714,533

Insurance — 1.8%
MetLife, Inc.	62,951	$3,497,558
XL Group PLC	39,000	1,276,470

		$4,774,028

Security	Shares	Value

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	9,917	$3,220,843
Priceline Group, Inc. (The)(1)	800	962,400

		$4,183,243

Internet Software & Services — 4.3%
eBay, Inc.(1)	41,814	$2,093,209
Facebook, Inc., Class A(1)	46,359	3,119,497
Google, Inc., Class A(1)	5,322	3,111,614
Google, Inc., Class C(1)	5,322	3,061,640

		$11,385,960

IT Services — 2.3%
Fiserv, Inc.(1)	35,097	$2,117,051
Visa, Inc., Class A	18,161	3,826,704

		$5,943,755

Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	18,668	$2,202,824

		$2,202,824

Machinery — 2.2%
Caterpillar, Inc.	37,251	$4,048,066
Donaldson Co., Inc.	41,331	1,749,128

		$5,797,194

Media — 3.9%
Cinemark Holdings, Inc.	43,800	$1,548,768
Comcast Corp., Class A	63,135	3,389,087
Lions Gate Entertainment Corp.(2)	113,000	3,229,540
Walt Disney Co. (The)	23,085	1,979,308

		$10,146,703

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.	25,275	$922,538

		$922,538

Multi-Utilities — 1.2%
Sempra Energy	28,948	$3,031,145

		$3,031,145

Multiline Retail — 1.4%
Dollar General Corp.(1)(2)	26,718	$1,532,545
Macy’s, Inc.	38,700	2,245,374

		$3,777,919

15	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	14,454	$1,582,279
Chevron Corp.	9,915	1,294,403
ConocoPhillips	39,183	3,359,159
Devon Energy Corp.	61,121	4,853,007
EOG Resources, Inc.	7,154	836,017
Exxon Mobil Corp.	18,621	1,874,762
Kinder Morgan, Inc.	56,391	2,044,738
Occidental Petroleum Corp.	24,974	2,563,082
Range Resources Corp.	6,696	582,217

		$18,989,664

Paper & Forest Products — 0.3%
International Paper Co.	14,500	$731,815

		$731,815

Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	32,594	$2,420,430

		$2,420,430

Pharmaceuticals — 6.4%
Jazz Pharmaceuticals PLC(1)	12,548	$1,844,682
Merck & Co., Inc.	85,796	4,963,299
Pfizer, Inc.	133,924	3,974,864
Roche Holding AG ADR	72,268	2,695,596
Shire PLC ADR	14,331	3,374,807

		$16,853,248

Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	12,144	$1,092,717
AvalonBay Communities, Inc.	13,375	1,901,791
Simon Property Group, Inc.	12,076	2,007,998

		$5,002,506

Road & Rail — 0.7%
CSX Corp.	61,000	$1,879,410

		$1,879,410

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)	47,958	$3,173,860

		$3,173,860

Software — 2.0%
A10 Networks, Inc.(1)	96,848	$1,288,078
Microsoft Corp.	49,237	2,053,183

Security	Shares	Value

Software (continued)
Oracle Corp.	47,431	$1,922,379

		$5,263,640

Specialty Retail — 3.5%
AutoNation, Inc.(1)	33,661	$2,008,889
Home Depot, Inc. (The)	56,871	4,604,276
TJX Cos., Inc. (The)	49,500	2,630,925

		$9,244,090

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.(2)	107,653	$10,004,193
Hewlett-Packard Co.	125,505	4,227,008
NCR Corp.(1)	69,095	2,424,544

		$16,655,745

Tobacco — 1.7%
Altria Group, Inc.	67,312	$2,823,065
Reynolds American, Inc.	27,511	1,660,289

		$4,483,354

Total Common Stocks — 99.6% (identified cost $200,142,854)		$262,169,012

Call Options Purchased — 0.1%

Security	Number of Contracts	Strike Price	Expiration Date	Value

McDonald’s Corp.	150	$105.00	1/17/15	$27,375
Vertex Pharmaceuticals, Inc.	134	80.00	7/19/14	191,620

Total Call Options Purchased (identified cost $165,600)				$218,995

Put Options Purchased — 0.0%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Lions Gate Entertainment Corp.	1,130	$26.00	7/19/14	$8,475
NXP Semiconductors NV	480	60.00	7/19/14	12,000

Total Put Options Purchased (identified cost $273,660)				$20,475

16	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(4)	$3,653	$3,653,333

Total Short-Term Investments (identified cost $3,653,333)		$3,653,333

Total Investments — 101.1% (identified cost $204,235,447)		$266,061,815

Call Options Written — (0.1)%

Security	Number of Contracts	Strike Price	Expiration Date	Value

Dollar General Corp.	133	$65.00	7/19/14	$(998)
Lions Gate Entertainment Corp.	1,130	28.00	7/19/14	(113,000)
Vertex Pharmaceuticals, Inc.	134	110.00	7/19/14	(1,675)

Total Call Options Written (premiums received $116,470)				$(115,673)

Put Options Written — (0.0)%(3)

Security	Number of Contracts	Strike Price	Expiration Date	Value
McDonald’s Corp.	150	$82.50	1/17/15	$(5,700)

Total Put Options Written (premiums received $31,421)				$(5,700)

Other Assets, Less Liabilities — (1.0)%				$(2,678,795)

Net Assets — 100.0%				$263,261,647

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged as collateral for written option contracts.

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

17	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $200,582,114)	$262,408,482
Affiliated investment, at value (identified cost, $3,653,333)	3,653,333
Cash	4,992
Foreign currency, at value (identified cost, $28,932)	28,886
Dividends receivable	289,768
Interest receivable from affiliated investment	169
Receivable for investments sold	538
Tax reclaims receivable	45,322
Total assets	$266,431,490

Liabilities
Written options outstanding, at value (premiums received, $147,891)	$121,373
Payable for investments purchased	2,868,216
Payable to affiliates:
Investment adviser fee	138,643
Trustees’ fees	2,625
Accrued expenses	38,986
Total liabilities	$3,169,843
Net Assets applicable to investors’ interest in Portfolio	$263,261,647

Sources of Net Assets
Investors’ capital	$201,408,984
Net unrealized appreciation	61,852,663
Total	$263,261,647

18	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $31,888)	$2,214,596
Interest allocated from affiliated investment	1,907
Expenses allocated from affiliated investment	(201)
Total investment income	$2,216,302

Expenses
Investment adviser fee	$794,834
Trustees’ fees and expenses	5,770
Custodian fee	43,024
Legal and accounting services	19,638
Miscellaneous	4,856
Total expenses	$868,122
Deduct —
Reduction of custodian fee	$1
Total expense reductions	$1

Net expenses	$868,121

Net investment income	$1,348,181

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$14,059,699
Investment transactions allocated from affiliated investment	13
Written options	750,657
Foreign currency transactions	(852)
Net realized gain	$14,809,517
Change in unrealized appreciation (depreciation) —
Investments	$5,164,090
Written options	18,372
Foreign currency	(99)
Net change in unrealized appreciation (depreciation)	$5,182,363

Net realized and unrealized gain	$19,991,880

Net increase in net assets from operations	$21,340,061

19	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$1,348,181	$1,930,920
Net realized gain from investment transactions, written options and foreign currency transactions	14,809,517	30,992,242
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	5,182,363	26,698,613
Net increase in net assets from operations	$21,340,061	$59,621,775
Capital transactions —
Contributions	$26,442,161	$22,378,744
Withdrawals	(21,653,442)	(33,673,667)
Net increase (decrease) in net assets from capital transactions	$4,788,719	$(11,294,923)

Net increase in net assets	$26,128,780	$48,326,852

Net Assets
At beginning of period	$237,132,867	$188,806,015
At end of period	$263,261,647	$237,132,867

20	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Supplementary Data

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2009(1)
Ratios/Supplemental Data			2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.71	%(3)	0.73%	0.73%	0.73%	0.73%	0.86	%(3)
Net investment income	1.10	%(3)	0.93%	1.21%	1.25%	1.09%	1.19	%(3)
Portfolio Turnover	35	%(4)	90%	91%	64%	44%	10	%(4)
Total Return	8.87	%(4)	33.50%	16.18%	(1.55)%	10.68%	8.63	%(4)

Net assets, end of period (000’s omitted)	$263,262		$237,133	$188,806	$204,506	$222,854	$214,153

(1)	For the period from the start of business, November 1, 2009, to December 31, 2009.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

21	See Notes to Financial Statements.

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Large-Cap Core Research Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2014, Eaton Vance Large-Cap Core Research Fund and Eaton Vance Balanced Fund held an interest of 30.9% and 69.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the

22

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

23

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2014, the Portfolio’s investment adviser fee amounted to $794,834 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $94,948,239 and $85,303,255, respectively, for the six months ended June 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$205,921,618

Gross unrealized appreciation	$61,124,567
Gross unrealized depreciation	(984,370)

Net unrealized appreciation	$60,140,197

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2014 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	213	$41,311
Options written	17,531	1,125,942
Options terminated in closing purchase transactions	(3,664)	(361,855)
Options exercised	(546)	(32,771)
Options expired	(11,987)	(624,736)

Outstanding, end of period	1,547	$147,891

At June 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2014, the Portfolio entered into option transactions or a combination of option transactions on individual securities to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

24

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Purchased options	$239,470	(1)	$—
Written options	—		(121,373	)(2)

Total	$239,470		$(121,373)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Purchased options	$(120,941)	$(200,449)
Written options	750,657	18,372

Total	$629,716	$(182,077)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions and Written options, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased options contracts outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was 2,020 contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Large-Cap Core Research Portfolio

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

At June 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$32,162,209	$1,538,941		$—	$33,701,150
Consumer Staples	23,156,931	—		—	23,156,931
Energy	28,846,283	—		—	28,846,283
Financials	41,463,034	—		—	41,463,034
Health Care	35,438,857	—		—	35,438,857
Industrials	27,360,573	—		—	27,360,573
Information Technology	48,801,169	—		—	48,801,169
Materials	9,001,935	—		—	9,001,935
Telecommunication Services	6,083,737	—		—	6,083,737
Utilities	8,315,343	—		—	8,315,343

Total Common Stocks	$260,630,071	$1,538,941	*	$—	$262,169,012

Call Options Purchased	$218,995	$—		$—	$218,995
Put Options Purchased	20,475	—		—	20,475
Short-Term Investments	—	3,653,333		—	3,653,333

Total Investments	$260,869,541	$5,192,274		$—	$266,061,815

Liability Description

Call Options Written	$(115,673)	$—		$—	$(115,673)
Put Options Written	(5,700)	—		—	(5,700)

Total	$(121,373)	$—		$—	$(121,373)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

26

Eaton Vance Large-Cap Core Research Fund

Large-Cap Core Research Portfolio

June 30, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Large-Cap Core Research Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	3,750,214	26,391
Cynthia E. Frost	3,750,214	26,391
George J. Gorman	3,720,209	56,396
Valerie A. Mosley	3,750,214	26,391
Harriett Tee Taggart	3,750,214	26,391

Each nominee was also elected a Trustee of the Portfolio.

(1)	Excludes fractional shares.

Large-Cap Core Research Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld
Scott E. Eston	98%	2%
Cynthia E. Frost	98%	2%
George J. Gorman	98%	2%
Valerie A. Mosley	98%	2%
Harriett Tee Taggart	98%	2%

Results are rounded to the nearest whole number.

27

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

28

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Large-Cap Core Research Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Core Research Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

29

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board considered various factors that contributed to the Fund’s relative underperformance during the three-year period, as well as the active and ongoing steps the Adviser had taken to improve performance, including changes in the equity group’s leadership, portfolio management staffing and analysts group. The Board concluded that it was satisfied with the steps taken by the Adviser to improve performance and that it was appropriate to allow additional time to evaluate the effectiveness of those steps.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

30

Eaton Vance

Large-Cap Core Research Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Large-Cap Core Research Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Large-Cap Core Research Portfolio

Charles B. Gaffney

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Core Research Fund and Large-Cap Core Research Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

31

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Large-Cap Core Research Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Large-Cap Core Research Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7724 6.30.14

Parametric Commodity Strategy Fund

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report June 30, 2014

Parametric Commodity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	19

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Parametric Commodity Strategy Fund

June 30, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, CFA, each of Parametric Portfolio Associates, LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	01/03/2012	05/25/2011	7.41%	8.99%	—	–5.30%
Institutional Class at NAV	05/25/2011	05/25/2011	7.51	9.24	—	–5.11
Bloomberg Commodity Index Total Return	—	—	7.08%	8.21%	1.98%	–6.07%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.39%	1.14%
Net					0.95	0.70

Fund Profile

Commodity Exposure by Investment (% of net assets)

Commodity Exposure (% of net assets)4

Agriculture	25.50%	Industrial Metals	25.14%
Sugar	3.76	Copper	7.71
Wheat	3.71	Aluminum	7.30
Coffee	3.68	Nickel	3.87
Soybean Oil	3.58	Zinc	3.60
Corn	3.54	Lead	1.79
Soybeans	3.49	Tin	0.87
Cotton	1.87
Cocoa	1.79	Precious Metals	17.74%
Soybean Meal	0.05	Silver	7.57
Kansas Wheat	0.03	Gold	7.51
		Platinum	1.76
Energy	25.68%	Palladium	0.90
GasOil	7.41
Unleaded Gasoline	7.35	Livestock	5.92%
Natural Gas	7.16	Live Cattle	3.63
Crude Oil-WTI	1.85	Lean Hogs	1.82
Crude Oil-Brent	1.82	Feeder Cattle	0.47
Heating Oil	0.09

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Parametric Commodity Strategy Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

Bloomberg Commodity Index Total Return is designed to provide diversified commodity exposure, with weightings based on each underlying commodity’s liquidity and economic significance. Prior to 7/1/14, this Index was named Dow Jones-UBS Commodity Index Total Return. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the financial highlights included in the financial statements is not linked. In the performance table, the performance of Investor Class is linked to Institutional Class. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Commodity Exposure reflects the Fund’s net exposure to commodities through its investment in commodity-linked derivative instruments.

Fund profile subject to change due to active management.

3

Parametric Commodity Strategy Fund

June 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 – June 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (1/1/14)	Ending Account Value (6/30/14)	Expenses Paid During Period* (1/1/14 – 6/30/14)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,074.10	$5.14	**	1.00%
Institutional Class	$1,000.00	$1,075.10	$3.86	**	0.75%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.80	$5.01	**	1.00%
Institutional Class	$1,000.00	$1,021.10	$3.76	**	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2013.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Commodity Strategy Fund

June 30, 2014

Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Notes (ETN) — 2.4%

Security	Units	Value

iPath Dow Jones-UBS Commodity Index Total Return ETN (Barclays Bank PLC), 0%, 6/12/36(1)	63,769	$2,515,049

Total Exchange-Traded Notes (identified cost $2,555,375)		$2,515,049

Short-Term Investments — 95.7%

U.S. Treasury Obligations — 84.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 7/24/14	$4,000	$3,999,972
U.S. Treasury Bill, 0.00%, 8/21/14	2,000	1,999,954
U.S. Treasury Bill, 0.00%, 9/18/14	5,000	4,999,820
U.S. Treasury Bill, 0.00%, 10/16/14	12,230	12,228,545
U.S. Treasury Bill, 0.00%, 11/13/14(2)	20,000	19,996,540
U.S. Treasury Bill, 0.00%, 12/11/14	13,000	12,997,283
U.S. Treasury Bill, 0.00%, 1/8/15(2)	30,750	30,743,665

Total U.S. Treasury Obligations (identified cost $86,951,363)		$86,965,779

Other — 11.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(3)	$11,310	$11,309,859

Total Other (identified cost $11,309,859)		$11,309,859

Total Short-Term Investments (identified cost $98,261,222)		$98,275,638

Total Investments — 98.1% (identified cost $100,816,597)		$100,790,687

Other Assets, Less Liabilities — 1.9%		$1,941,130

Net Assets — 100.0%		$102,731,817

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2014.

5	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2014

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Unaffiliated investments, at value (identified cost, $89,506,738)	$89,480,828
Affiliated investment, at value (identified cost, $11,309,859)	11,309,859
Interest receivable from affiliated investment	1,456
Receivable for investments sold	37,946
Receivable for Fund shares sold	143,333
Receivable for open swap contracts	1,162,370
Receivable for closed swap contracts	1,276,907
Total assets	$103,412,699

Liabilities
Payable for Fund shares redeemed	$132,626
Payable for open swap contracts	410,870
Payable to affiliates:
Investment adviser and administration fee	50,083
Distribution and service fees	517
Trustees’ fees	1,028
Other	22,147
Accrued expenses	63,611
Total liabilities	$680,882
Net Assets	$102,731,817

Sources of Net Assets
Paid-in capital	$96,671,053
Accumulated net realized gain	5,642,745
Accumulated net investment loss	(307,571)
Net unrealized appreciation	725,590
Total	$102,731,817

Investor Class Shares
Net Assets	$2,563,439
Shares Outstanding	315,763
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.12

Institutional Class Shares
Net Assets	$100,168,378
Shares Outstanding	12,276,051
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.16

6	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2014

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Interest	$38,494
Interest allocated from affiliated investment	11,829
Expenses allocated from affiliated investment	(1,572)
Total investment income	$48,751

Expenses
Investment adviser and administration fee	$283,613
Distribution and service fees
Investor Class	3,080
Trustees’ fees and expenses	2,180
Custodian fee	85,940
Transfer and dividend disbursing agent fees	8,971
Legal and accounting services	49,902
Printing and postage	11,498
Registration fees	22,414
Miscellaneous	8,590
Total expenses	$476,188
Deduct —
Allocation of expenses to affiliates	$119,829
Reduction of custodian fee	37
Total expense reductions	$119,866

Net expenses	$356,322

Net investment loss	$(307,571)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$65,775
Investment transactions allocated from affiliated investment	138
Swap contracts	6,589,756
Net realized gain	$6,655,669
Change in unrealized appreciation (depreciation) —
Investments	$1,819
Swap contracts	544,861
Net change in unrealized appreciation (depreciation)	$546,680

Net realized and unrealized gain	$7,202,349

Net increase in net assets from operations	$6,894,778

7	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2014

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment loss	$(307,571)	$(551,941)
Net realized gain (loss) from investment transactions and swap contracts	6,655,669	(10,330,517)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	546,680	774,825
Net increase (decrease) in net assets from operations	$6,894,778	$(10,107,633)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$412,935	$2,474,130
Institutional Class	27,169,099	102,407,690
Cost of shares redeemed
Investor Class	(304,961)	(658,815)
Institutional Class	(17,793,423)	(87,383,612)
Net increase in net assets from Fund share transactions	$9,483,650	$16,839,393

Net increase in net assets	$16,378,428	$6,731,760

Net Assets
At beginning of period	$86,353,389	$79,621,629
At end of period	$102,731,817	$86,353,389

Accumulated net investment loss included in net assets
At end of period	$(307,571)	$—

8	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2014

Consolidated Financial Highlights

	Investor Class
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Period Ended December 31, 2012(1)
Net asset value — Beginning of period	$7.560		$8.460		$8.800

Income (Loss) From Operations
Net investment loss(2)	$(0.035)		$(0.068)		$(0.076)
Net realized and unrealized gain (loss)	0.595		(0.832)		0.052

Total income (loss) from operations	$0.560		$(0.900)		$(0.024)

Less Distributions
From net investment income	$—		$—		$(0.081)
From net realized gain	—		—		(0.003)
Tax return of capital	—		—		(0.232)

Total distributions	$—		$—		$(0.316)

Net asset value — End of period	$8.120		$7.560		$8.460

Total Return(3)	7.41	%(4)	(10.64)%		(0.27	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,563		$2,280		$683
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)	1.00%		1.00	%(7)
Net investment loss	(0.89	)%(7)	(0.87)%		(0.87	)%(7)
Portfolio Turnover	460	%(4)(8)	2,797	%(8)	3,455	%(8)(9)

(1)	For the period from the commencement of operations, January 3, 2012, to December 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.

(4)	Not annualized.

(5)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.25%, 0.39% and 0.43% of average daily net assets for the six months ended June 30, 2014, the year ended December 31, 2013 and the period ended December 31, 2012, respectively).

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

(9)	For the year ended December 31, 2012.

9	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2014

Consolidated Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,				Period Ended December 31, 2011(1)
			2013		2012
Net asset value — Beginning of period	$7.590		$8.470		$8.600		$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.025)		$(0.049)		$(0.055)		$(0.038)
Net realized and unrealized gain (loss)	0.595		(0.831)		0.252		(1.339)

Total income (loss) from operations	$0.570		$(0.880)		$0.197		$(1.377)

Less Distributions
From net investment income	$—		$—		$(0.084)		$(0.023)
From net realized gain	—		—		(0.003)		—
Tax return of capital	—		—		(0.240)		—

Total distributions	$—		$—		$(0.327)		$(0.023)

Net asset value — End of period	$8.160		$7.590		$8.470		$8.600

Total Return(3)	7.51	%(4)	(10.39)%		2.30%		(13.77	)%(4)(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$100,168		$84,073		$78,938		$29,701
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.75	%(8)	0.75%		0.75%		0.75	%(8)
Net investment loss	(0.64	)%(8)	(0.62)%		(0.63)%		(0.67	)%(8)
Portfolio Turnover	460	%(4)(9)	2,797	%(9)	3,455	%(9)	1,732	%(4)(9)

(1)	For the period from the start of business, May 25, 2011, to December 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the period ended December 31, 2011, the Fund received a payment made by an affiliate for a trading error which amounted to $0.024 per share. Had the Fund not received this payment, total return would have been lower by 0.20%.

(6)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.25%, 0.39%, 0.43% and 1.90% of average daily net assets for the six months ended June 30, 2014, the years ended December 31, 2013 and 2012 and the period ended December 31, 2011, respectively).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)	Excluding the Fund’s investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would be 0%.

10	See Notes to Consolidated Financial Statements.

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Commodity Strategy Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at June 30, 2014 were $18,279,899 or 17.8% of the Fund’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Exchange-traded notes are valued at the last sale price on the primary market or exchange on which they are traded on the day of valuation. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $66,518 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

11

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Fund is treated as a U.S. shareholder of the Subsidiary. As a result, the Fund is required to include in gross income for U.S. federal income tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Fund.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

J  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the consolidated financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund and the Subsidiary. Pursuant to the investment advisory and administrative agreement between the Trust and EVM and the investment advisory agreement between the Subsidiary and EVM, the Fund and Subsidiary pay EVM an aggregate fee at an annual rate of 0.60% of the Fund’s consolidated average daily net assets up to $500 million and at reduced rates on consolidated net assets of $500 million and over, and is payable monthly. For the six months ended June 30, 2014, the investment adviser and administration fee amounted to $283,613 or 0.60% (annualized) of the Fund’s consolidated average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC

12

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

(Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. EVM and Parametric have agreed to reimburse the Fund’s expenses, including expenses of the Subsidiary, to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.00% and 0.75% (0.95% and 0.70% effective July 10, 2014) of the Fund’s consolidated average daily net assets of Investor Class and Institutional Class, respectively. This agreement may be changed or terminated at any time after April 30, 2015. Pursuant to this agreement, EVM and Parametric were allocated $119,829 in total of the Fund’s operating expenses for the six months ended June 30, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2014, EVM earned $125 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2014 amounted to $3,080 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,711,938 and $8,851,553, respectively, for the six months ended June 30, 2014.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	52,745	304,669
Redemptions	(38,711)	(83,745)

Net increase	14,034	220,924

Institutional Class	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013

Sales	3,445,368	12,972,219
Redemptions	(2,251,199)	(11,213,671)

Net increase	1,194,169	1,758,548

13

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Subsidiary, at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$100,821,716

Gross unrealized appreciation	$9,296
Gross unrealized depreciation	(40,325)

Net unrealized depreciation	$(31,029)

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at June 30, 2014 is as follows:

Total Return Swaps
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$454,303	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.13%	7/7/14	$16,774
Barclays Bank PLC	481,170	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.14	7/7/14	23,574
Barclays Bank PLC	2,686,419	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.14	7/7/14	94,770
Barclays Bank PLC	2,494,862	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.14	7/7/14	126,001
Barclays Bank PLC	303,487	Receives	Excess Return on Dow Jones-UBS Tin Subindex Index	Pays	0.15	7/7/14	(8,906)
Barclays Bank PLC	2,491,107	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.15	7/7/14	65,552
Barclays Bank PLC	325,000	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	7/7/14	9,489
Barclays Bank PLC	2,497,953	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.15	7/7/14	87,982
Barclays Bank PLC	2,442,354	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.15	7/7/14	152,268
Barclays Bank PLC	615,859	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.15	7/7/14	18,368
Barclays Bank PLC	350,000	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.15	7/7/14	12,048

14

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	$1,132,184	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.15%	7/7/14	$(502)
Barclays Bank PLC	2,545,588	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.15	7/7/14	300,666
Barclays Bank PLC	1,146,274	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.15	7/7/14	74,327
Barclays Bank PLC	322,770	Receives	Excess Return on S&P GSCI Palladium Index	Pays	0.15	7/7/14	2,280
Barclays Bank PLC	582,119	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.15	7/7/14	19,570
Barclays Bank PLC	167,352	Receives	Excess Return on S&P GSCI 1 Month Forward Feeder Cattle Index	Pays	0.20	7/7/14	12,284
Barclays Bank PLC	557,830	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.20	7/7/14	33,831
Barclays Bank PLC	1,147,316	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.20	7/7/14	80,800
Barclays Bank PLC	2,384,963	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.23	7/7/14	(90,912)
Barclays Bank PLC	1,201,515	Receives	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	Pays	0.25	7/7/14	(7,830)
Barclays Bank PLC	624,293	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.25	7/7/14	7,982
Barclays Bank PLC	1,263,437	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.25	7/7/14	18,081
Barclays Bank PLC	1,134,798	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.25	7/7/14	(84,255)
Barclays Bank PLC	722,139	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.25	7/7/14	(40,645)
Barclays Bank PLC	1,099,798	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.25	7/7/14	(54,399)
Barclays Bank PLC	1,333,903	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.25	7/7/14	5,723
Barclays Bank PLC	1,434,136	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.25	7/7/14	(109,242)
Merrill Lynch International	65,506,782	Receives	Excess Return on 1 Month Merrill Lynch MLBX PBR2 Custom Index(1)(2)	Pays	0.23	9/30/14	(14,179)

							$751,500

(1)	Represents a custom index created by Merrill Lynch intended to replicate the commodity strategy of the Fund, and is based on a basket of underlying commodity future indices as follows:

15

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

Commodity	Index	% Weight

Natural Gas	SGECNGP	7.38%
Crude Oil (WTI)	SG1MCLP	1.84%
Brent Crude	SG1MBRP	1.84%
Unleaded Gasoline	SG1MHUP	7.38%
GasOil	SG1MGOP	7.37%
Live Cattle	SG1MLCP	3.69%
Lean Hogs	SG1MLHP	1.84%
Feeder Cattle	SG1MFCP	0.46%
Wheat (Chicago)	SG1MWHP	3.69%
Corn	SG1MCNP	3.69%
Soybeans	SG1MSOP	3.69%
Soybean Oil	DJUBSBO3	3.69%
Aluminum	SG1MIAP	7.37%

Commodity	Index	% Weight

Copper (LME)	SG1MICP	7.37%
Zinc	SG1MIZP	3.69%
Nickel	SG1MIKP	3.69%
Lead	SG1MILP	1.84%
Tin	DJUBSSN	0.92%
Gold	SG1MGCP	7.37%
Silver	SG1MSIP	7.37%
Platinum	SPGCPLP	1.84%
Palladium	SPGCPAP	0.92%
Sugar	SG1MSBP	3.69%
Cotton	SG1MCTP	1.84%
Coffee	SG1MKCP	3.69%
Cocoa	SG1MCCP	1.84%

(2)

Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

LME	–	London Metal Exchange
WTI	–	West Texas Intermediate

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index, and commodity exchange-traded notes that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

The Fund enters into swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which may trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $410,870. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $3,167,383 at June 30, 2014.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund (and Subsidiary) and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

16

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is commodity risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$1,162,370	(1)	$(410,870	)(2)

Total Derivatives subject to master netting or similar agreements	$1,162,370		$(410,870)

(1)	Consolidated Statement of Assets and Liabilities location: Receivable for open swap contracts; Net unrealized appreciation.

(2)	Consolidated Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund (and Subsidiary) for assets and pledged by the Fund (and Subsidiary) for liabilities as of June 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Barclays Bank PLC	$1,162,370	$(396,691)	$—	$—	$765,679

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Barclays Bank PLC	$(396,691)	$396,691	$—	$—	$—
Merrill Lynch International	(14,179)	—	14,179	—	—

	$(410,870)	$396,691	$14,179	$—	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations and whose primary underlying risk exposure is commodity risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$6,589,756	(1)	$544,861	(2)

(1)	Consolidated Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Consolidated Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended June 30, 2014, which is indicative of the volume of this derivative type, was approximately $92,726,000.

17

Parametric Commodity Strategy Fund

June 30, 2014

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2014.

10  Risks Associated with Commodities

The commodities which underlie commodity-linked derivatives in which the Fund invests may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Notes	$2,515,049	$—	$—	$2,515,049
Short-Term Investments —
U.S. Treasury Obligations	—	86,965,779	—	86,965,779
Other	—	11,309,859	—	11,309,859

Total Investments	$2,515,049	$98,275,638	$—	$100,790,687

Swap Contracts	$—	$1,162,370	$—	$1,162,370

Total	$2,515,049	$99,438,008	$—	$101,953,057

Liability Description

Swap Contracts	$—	$(410,870)	$—	$(410,870)

Total	$—	$(410,870)	$—	$(410,870)

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

18

Parametric Commodity Strategy Fund

June 30, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	11,786,255	1,014
Cynthia E. Frost	11,786,255	1,014
George J. Gorman	11,786,255	1,014
Valerie A. Mosley	11,786,255	1,014
Harriett Tee Taggart	11,786,255	1,014

(1)	Excludes fractional shares.

19

Parametric Commodity Strategy Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the mutual funds advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

20

Parametric Commodity Strategy Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Parametric Commodity Strategy Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser The Board evaluated, where relevant, the abilities and experience of the Sub-adviser’s personnel in investing in commodity-linked derivative securities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

21

Parametric Commodity Strategy Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board noted that the Fund has established a wholly-owned subsidiary to accommodate the Fund’s commodity-related investments. The subsidiary is managed by the Adviser and the Sub-adviser pursuant to separate investment advisory and sub-advisory agreements that are subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Fund, and the Fund will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Parametric Commodity Strategy Fund

June 30, 2014

Officers and Trustees

Officers of Parametric Commodity Strategy Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Commodity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7777    6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: August 14, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 14, 2014